Form N-1A Cover	May 29, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	STEWARD FUNDS, INC.
Entity Central Index Key	0000092500
Entity Investment Company Type	N-1A
Document Period End Date	May 29, 2026
Prospectus Date	Aug. 28, 2025